Warrants (Details) (USD $)	3 Months Ended		0 Months Ended	12 Months Ended											0 Months Ended		0 Months Ended			3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2012	Apr. 17, 2013 Warrants	Jan. 31, 2013 Warrants	Jan. 31, 2012 Warrants	Apr. 17, 2013 A-1	Jan. 31, 2013 A-1	Jan. 31, 2012 A-1	Apr. 17, 2013 B	Jan. 31, 2013 B	Jan. 31, 2012 B	Apr. 17, 2013 C	Jan. 31, 2013 C	Jan. 31, 2012 C	Apr. 17, 2013 Common stock warrants, one	Apr. 16, 2013 Common stock warrants, one	Apr. 17, 2013 Common stock warrants, two	May 20, 2011 Common stock warrants, two	Apr. 16, 2013 Common stock warrants, two	Apr. 30, 2013 Preferred stock Warrants	Jan. 31, 2013 Preferred stock Warrants	Jan. 31, 2012 Preferred stock Warrants	Jan. 31, 2011 Preferred stock Warrants	Apr. 17, 2013 Preferred stock Warrants	Apr. 16, 2013 Common stock Warrants
Warrants
Number of warrants outstanding						32,750	32,750	32,750	40,141	40,141	40,141	64,755	64,755	64,755		26,000			22,400						2
Exercise price (in dollars per share)						$ 2.50	$ 2.50	$ 2.50	$ 2.82	$ 2.82	$ 2.82	$ 3.78	$ 3.78	$ 3.78		$ 0.65			$ 0.0025
Assumptions used to calculate fair value of the warrant liability
Risk-free interest rate (as a percent)			0.71%	0.88%	0.71%
Expected volatility (as a percent)			49.00%	49.00%	50.30%
Fair value of the warrants, which was reclassified as a component of additional paid-in capital																		$ 100,000						$ 2,100,000
Number of warrants exercised															24,793		22,396			0
Activity for preferred stock warrants
Balance at the beginning of the period	1,604,000	925,000																		1,604,000	925,000	591,000	436,000
Mark to estimated fair value through interest expense																				462,000	679,000	334,000	155,000
Reclassification of preferred stock warrant liability into additional paid-in capital upon closing of IPO	(2,066,000)																			(2,066,000)
Balance at the end of the period		$ 925,000																			$ 1,604,000	$ 925,000	$ 591,000
Number of common stock into which the warrant can be converted																		22,400
Fair value of warrant issued (in dollars per share)																		$ 5.48